COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 921
2014	579
2015	312
2016 and thereafter	202
Operating Leases, Future Minimum Payments Due	$ 2,014